Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—9.7%
428,979		Alphabet, Inc., Class A	$ 68,121,865
151,257	[1]	CarGurus, Inc.	4,229,146
22,341		Electronic Arts, Inc.	3,241,456
293,955		Fox Corp.	14,636,019
48,108		Meta Platforms, Inc.	26,411,292
2,298	[1]	Netflix, Inc.	2,600,693
86,970	[1]	ROBLOX Corp.	5,831,339
47,150	[1]	Spotify Technology SA	28,949,157
42,632		T-Mobile USA, Inc.	10,527,972
117,875	[1]	ZoomInfo Technologies, Inc.	1,009,010
		TOTAL	165,557,949
		Consumer Discretionary—9.2%
564,197		Advance Auto Parts, Inc.	18,460,526
178,447	[1]	Amazon.com, Inc.	32,909,196
564	[1]	AutoZone, Inc.	2,122,106
96,826	[1]	Capri Holdings Ltd.	1,456,263
52,439	[1]	Deckers Outdoor Corp.	5,811,814
64,625	[1]	DoorDash, Inc.	12,465,516
8,789	[1]	Duolingo, Inc.	3,423,140
110,545		eBay, Inc.	7,534,747
43,299	[1]	Expedia Group, Inc.	6,794,912
144,704	[1]	Five Below, Inc.	10,981,587
134,459		General Motors Co.	6,082,925
69,650	[1]	Life Time Group Holdings, Inc.	2,135,469
23,607		McDonald’s Corp.	7,545,978
3,139		Murphy USA, Inc.	1,565,011
2,659	[1]	O’Reilly Automotive, Inc.	3,763,017
35,362		PVH Corp.	2,439,271
16,307		Royal Caribbean Cruises, Ltd.	3,504,537
152,115	[1]	SharkNinja, Inc.	12,245,257
65,719		TJX Cos., Inc.	8,456,721
15,179	[1]	Ulta Beauty, Inc.	6,005,420
		TOTAL	155,703,413
		Consumer Staples—6.7%
56,627		Albertsons Cos., Inc.	1,244,661
113,075	[1]	Bellring Brands, Inc.	8,722,606
94,888		Colgate-Palmolive Co.	8,747,725
22,911		Costco Wholesale Corp.	22,784,990
133,474	[1]	Dollar Tree, Inc.	10,914,169
191,541		Estee Lauder Cos., Inc., Class A	11,484,798
55,924		Kimberly-Clark Corp.	7,369,665
84,669		Kroger Co.	6,113,948
266,853	[1]	Maplebear, Inc.	10,644,766
94,561		Philip Morris International, Inc.	16,203,973
57,386	[1]	Sprouts Farmers Market, Inc.	9,813,006
		TOTAL	114,044,307

Shares			Value
		COMMON STOCKS—continued
		Energy—2.2%
57,587		Cheniere Energy, Inc.	$ 13,308,931
74,860		EOG Resources, Inc.	8,259,304
26,280		Marathon Petroleum Corp.	3,611,135
183,244		PBF Energy, Inc.	3,148,132
27,776		Targa Resources, Inc.	4,746,918
96,869		Weatherford International PLC	4,010,377
		TOTAL	37,084,797
		Financials—14.5%
43,810		Ameriprise Financial, Inc.	20,635,386
44,385	[1]	Arch Capital Group Ltd.	4,024,832
222,752		Bank of New York Mellon Corp.	17,911,488
6,717	[1]	Berkshire Hathaway, Inc., Class B	3,581,840
9,886		Cboe Global Markets, Inc.	2,192,715
9,246		CME Group, Inc.	2,561,882
68,355		Corebridge Financial, Inc.	2,025,359
21,433		Globe Life, Inc.	2,643,546
15,690		Goldman Sachs Group, Inc.	8,591,060
45,952		Interactive Brokers Group, Inc., Class A	7,896,851
91,585		Intercontinental Exchange, Inc.	15,383,532
179,243		Jackson Financial, Inc.	13,964,822
63,371		Janus Henderson Group PLC	2,104,551
30,313		JPMorgan Chase & Co.	7,415,166
9,106		Mastercard, Inc.	4,990,634
128,528		Morgan Stanley	14,834,702
2,349		MSCI, Inc., Class A	1,280,463
139,168		Northern Trust Corp.	13,079,009
79,844		Progressive Corp., OH	22,495,249
165,788		Prudential Financial, Inc.	17,028,085
20,376		Ryan Specialty Group Holdings, Inc.	1,334,832
276,815		State Street Corp.	24,387,402
168,835		Synchrony Financial	8,770,978
35,142		The Hartford Insurance Group, Inc.	4,310,869
67,575		The Travelers Cos., Inc.	17,848,585
53,547		Virtu Financial, Inc.	2,096,365
10,660		Visa, Inc., Class A	3,683,030
		TOTAL	247,073,233
		Health Care—11.7%
187,819		AbbVie, Inc.	36,643,487
61,414	[1]	Align Technology, Inc.	10,643,046
5,161	[1]	Alnylam Pharmaceuticals, Inc.	1,358,582
95,813		Amgen, Inc.	27,873,918
11,449	[1]	Biogen, Inc.	1,386,245
56,592		Cardinal Health, Inc.	7,995,884
40,772		Cencora, Inc.	11,932,741
56,654	[1]	Centene Corp.	3,390,742
31,377	[1]	Charles River Laboratories International, Inc.	3,721,940
286,737	[1]	Dexcom, Inc.	20,467,287
254,836	[1]	Elanco Animal Health, Inc.	2,415,845
3,927		Elevance Health, Inc.	1,651,618
2,217		Eli Lilly & Co.	1,992,972
129,658		Gilead Sciences, Inc.	13,813,763
15,863		Humana, Inc.	4,159,913

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
110,139	[1]	Illumina, Inc.	$ 8,546,786
75,628	[1]	Incyte Genomics, Inc.	4,738,850
38,204		Merck & Co., Inc.	3,254,981
506,063	[1]	Moderna, Inc.	14,443,038
13,495	[1]	Regeneron Pharmaceuticals, Inc.	8,080,266
4,909		UnitedHealth Group, Inc.	2,019,759
11,489	[1]	Vertex Pharmaceuticals, Inc.	5,853,646
94,872	[1]	Waystar Holding Corp.	3,526,392
		TOTAL	199,911,701
		Industrials—9.2%
27,120		3M Co.	3,767,239
74,193		Allison Transmission Holdings, Inc.	6,843,562
80,633		Atmus Filtration Technologies, Inc.	2,795,546
34,379		Booz Allen Hamilton Holding Corp.	4,126,168
7,802		Cintas Corp.	1,651,527
60,752		Emerson Electric Co.	6,385,643
35,600		GE Aerospace	7,174,824
75,133	[1]	GE Vernova, Inc.	27,860,819
8,850		Leidos Holdings, Inc.	1,302,543
5,658		Lennox International, Inc.	3,093,511
14,807		Lockheed Martin Corp.	7,074,044
48,943		Masco Corp.	2,966,435
4,884		Northrop Grumman Corp.	2,376,066
49,707		Paycom Software, Inc.	11,253,168
31,185		RTX Corp.	3,933,364
19,811	[1]	SkyWest, Inc.	1,766,547
9,872	[1]	SPX Technologies, Inc.	1,324,329
24,691		Trane Technologies PLC	9,464,307
8,809		Union Pacific Corp.	1,899,749
146,500	[1]	United Airlines Holdings, Inc.	10,082,130
284,293		Veralto Corp.	27,263,699
24,077		Verisk Analytics, Inc.	7,137,145
20,471		Waste Management, Inc.	4,777,113
		TOTAL	156,319,478
		Information Technology—27.3%
66,084	[1]	Adobe, Inc.	24,780,178
76,298	[1]	Advanced Micro Devices, Inc.	7,427,610
319,754		Apple, Inc.	67,947,725
30,882		Applied Materials, Inc.	4,654,226
127,583	[1]	Arista Networks, Inc.	10,496,253
12,945	[1]	Atlassian Corp. PLC	2,955,473
23,077	[1]	Cirrus Logic, Inc.	2,216,315
10,015	[1]	Commvault Systems, Inc.	1,673,807
106,914		Dell Technologies, Inc.	9,810,429
84,607	[1]	DXC Technology Co.	1,313,101
73,235	[1]	Enphase Energy, Inc.	3,265,549
18,911	[1]	EPAM Systems, Inc.	2,967,325
387,805	[1]	Fortinet, Inc.	40,238,647
130,046	[1]	GoDaddy, Inc.	24,491,563
5,060		IBM Corp.	1,223,609
49,704		Marvell Technology, Inc.	2,901,222
194,707		Microchip Technology, Inc.	8,972,099

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
170,302		Microsoft Corp.	$ 67,313,569
80,404		NetApp, Inc.	7,216,259
237,274	[1]	Nutanix, Inc.	16,300,724
352,958		NVIDIA Corp.	38,444,185
115,148	[1]	ON Semiconductor Corp.	4,571,376
55,076	[1]	Palantir Technologies, Inc.	6,523,201
74,376	[1]	Palo Alto Networks, Inc.	13,903,106
36,748		Pegasystems, Inc.	3,383,756
35,357	[1]	Qorvo, Inc.	2,534,036
276,309		Qualcomm, Inc.	41,020,834
5,956	[1]	ServiceNow, Inc.	5,688,040
178,394		Skyworks Solutions, Inc.	11,467,166
22,435		TD SYNNEX Corp.	2,485,798
286,254		Teradyne, Inc.	21,242,909
67,362	[1]	Zoom Communications, Inc.	5,223,250
		TOTAL	464,653,340
		Materials—3.3%
49,619		Alcoa Corp.	1,217,154
52,606	[1]	Axalta Coating Systems Ltd.	1,709,695
488,869		Celanese Corp.	21,759,559
58,551		CRH PLC	5,586,936
115,862		FMC Corp.	4,856,935
29,734	[1]	Knife River Corp.	2,776,561
57,329		Mosaic Co./The	1,742,802
166,149		Newmont Corp.	8,752,729
5,438		Sherwin-Williams Co.	1,919,179
40,894		Southern Copper Corp.	3,660,831
10,657		Steel Dynamics, Inc.	1,382,320
		TOTAL	55,364,701
		Real Estate—2.1%
10,772		American Tower Corp.	2,428,116
241,660		Kilroy Realty Corp.	7,614,706
80,510		Macerich Co. (The)	1,180,277
29,737		Simon Property Group, Inc.	4,680,009
44,234		SL Green Realty Corp.	2,327,151
64,535		Ventas, Inc.	4,522,613
85,510		Welltower, Inc.	13,047,971
		TOTAL	35,800,843
		Utilities—1.8%
42,534		American Electric Power Co., Inc.	4,608,134
104,655		Duke Energy Corp.	12,770,003
164,655		Edison International	8,810,689
74,179		Exelon Corp.	3,478,995
15,414		Southern Co.	1,416,392
		TOTAL	31,084,213
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,462,172,713)	1,662,597,975

Shares		Value
	INVESTMENT COMPANY—2.4%
39,731,067	Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[2] (IDENTIFIED COST $39,731,067)	39,731,067
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,501,903,780)	1,702,329,042
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(1,060,168)
	NET ASSETS—100%	$1,701,268,874
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$30,641,175
Purchases at Cost	$295,092,214
Proceeds from Sales	$(286,002,322)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$39,731,067
Shares Held as of 4/30/2025	39,731,067
Dividend Income	$1,133,393

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.